Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Taxes
Note 9 - Income Taxes

As of September 30, 2020 and December 31, 2019, the Company has net deferred income tax assets that are mainly comprised of Federal and state net operating loss carryforwards.

Management has established a valuation allowance equal to the entire amount of the Company’s net deferred income tax assets due to the uncertainty that the deferred income tax assets will be realized by the Company’s ability to generate sufficient future taxable income.

Utilization of the net operating loss carryforwards may be subject to annual limitations under Sections 382 and 383 of the Internal Revenue Code of 1986 and similar state provisions due to equity ownership changes that have occurred previously or that could occur in future. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized to offset future taxable income and tax.

The Company has reviewed its tax positions and has determined that it has no significant uncertain tax positions at September 30, 2020 and December 31, 2019.

The tax effects of temporary differences that give rise to significant portions of the net deferred income tax assets are primarily the Company’s Federal and state net operating loss carryforwards in the amounts of approximately $10,000,000 and $7,600,000 as of December 31, 2019 and 2018, respectively.

Management has established a valuation allowance equal to the entire amount of the Company’s net deferred income tax assets due to the uncertainty that the deferred income tax assets will be realized by the Company’s ability to generate sufficient future taxable income.

On December 22, 2017, U.S. tax legislation known as the U.S. Tax Cuts and Jobs Act of 2017 (the “TCJA”) was enacted. For corporations, the TCJA amends existing U.S. Internal Revenue Code by reducing the corporate income tax rate and modifying several business deduction and international tax provisions. Specifically, the corporate income tax rate was reduced to 21% from 34%, which resulted in revaluation of deferred income tax assets and liabilities and adjustment to the corresponding valuation allowance. Other changes that may have significant future impact on the Company’s financial position relates to net operating losses, which will have an unlimited carryforward period (previously 20 years) and no carryback period (previously 2 years), but deductions for such losses are limited to 80% of taxable income (previously 100% of taxable income) beginning with the 2018 tax year.

Utilization of the net operating loss carryforwards may be subject to annual limitations under Sections 382 and 383 of the Internal Revenue Code of 1986 and similar state provisions due to equity ownership changes that have occurred previously or that could occur in future. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized to offset future taxable income and tax.

The Company has reviewed its tax positions and has determined that it has no significant uncertain tax positions at December 31, 2019 and 2018.